Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
U.S. income (loss) before taxes	$ (94,330)	$ (31,674)
Foreign income (loss) before taxes	0	0
Loss before income taxes	$ (94,330)	$ (31,674)